Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 88.7%
Communication Services — 7.8%
Diversified Telecommunication Services — 2.7%
AT&T Inc., Senior Notes	2.250%	2/1/32	280,000	$240,415
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	55,531
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	103,183
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	177,457
AT&T Inc., Senior Notes	3.500%	9/15/53	1,050,000	772,029
AT&T Inc., Senior Notes	3.550%	9/15/55	960,000	702,806
AT&T Inc., Senior Notes	3.800%	12/1/57	460,000	348,570
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	100,000	126,312
Frontier California Inc., Senior Notes	6.750%	5/15/27	610,000	632,064
NTT Finance Corp., Senior Notes	5.136%	7/2/31	490,000	507,634 (a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	290,000	334,258
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	90,218
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	180,000	179,814 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	150,000	156,034
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	430,000	351,386
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	500,000	427,541
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	250,000	215,577
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	510,000	395,240
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	60,000	62,946
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	189,387
Total Diversified Telecommunication Services				6,068,402
Entertainment — 0.6%
Netflix Inc., Senior Notes	4.900%	8/15/34	270,000	279,379
Walt Disney Co., Senior Notes	6.650%	11/15/37	130,000	153,689
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,090
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	330,000	293,258
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	270,000	220,543
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	240,000	185,253
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	170,000	130,366
Total Entertainment				1,412,578
Interactive Media & Services — 0.4%
Meta Platforms Inc., Senior Notes	4.300%	8/15/29	140,000	142,191
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	165,342
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	260,000	265,483
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	200,000	209,688
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	70,000	74,827
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	200,000	162,218 (a)
Total Interactive Media & Services				1,019,749
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	19,902
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	470,000	489,063
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	280,000	$196,821
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	380,000	332,046
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	40,000	32,708
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	380,000	309,843
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	169,758
Comcast Corp., Senior Notes	3.750%	4/1/40	230,000	199,219
Comcast Corp., Senior Notes	2.887%	11/1/51	1,080,000	726,408
Comcast Corp., Senior Notes	4.049%	11/1/52	460,000	382,677
Comcast Corp., Senior Notes	2.937%	11/1/56	690,000	451,382
Comcast Corp., Senior Notes	2.987%	11/1/63	210,000	133,415
DISH DBS Corp., Senior Notes	5.875%	11/15/24	360,000	358,236
Fox Corp., Senior Notes	6.500%	10/13/33	280,000	306,536
Fox Corp., Senior Notes	5.476%	1/25/39	310,000	312,897
Historic TW Inc., Senior Notes	8.300%	1/15/36	380,000	422,293
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	967,072
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	910,000	956,388
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	371,987
Total Media				7,138,651
Wireless Telecommunication Services — 1.0%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	180,000	183,742
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	260,000	264,611
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	330,000	304,068
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	68,091
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	520,000	473,256
T-Mobile USA Inc., Senior Notes	3.700%	5/8/32	200,000 EUR	228,887
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	90,000	69,162
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	790,000	578,732
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	8,000	8,820
Total Wireless Telecommunication Services				2,179,369

Total Communication Services				17,818,749
Consumer Discretionary — 6.4%
Automobile Components — 0.6%
BorgWarner Inc., Senior Notes	4.950%	8/15/29	50,000	50,861
BorgWarner Inc., Senior Notes	5.400%	8/15/34	40,000	40,864
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	390,000	386,892 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	400,000	403,673 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	530,000	532,201 (a)
Total Automobile Components				1,414,491
Automobiles — 1.8%
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	150,000	150,846 (a)
Ford Motor Co., Senior Notes	3.250%	2/12/32	270,000	230,026
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	210,000	215,015
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	$177,482
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	600,000	648,876
General Motors Co., Senior Notes	6.125%	10/1/25	460,000	464,509
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	51,595
General Motors Co., Senior Notes	6.600%	4/1/36	100,000	108,252
General Motors Co., Senior Notes	6.250%	10/2/43	270,000	277,227
General Motors Co., Senior Notes	5.950%	4/1/49	270,000	267,844
Hyundai Capital America, Senior Notes	5.400%	1/8/31	150,000	155,141 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	180,000	186,764 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	134,403 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	30,000	28,131 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	120,000	109,933 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	520,000	511,459 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	170,000	173,095 (a)
Toyota Motor Credit Corp., Senior Notes	5.250%	9/11/28	180,000	187,641
Toyota Motor Credit Corp., Senior Notes	4.550%	8/9/29	140,000	142,294
Total Automobiles				4,220,533
Broadline Retail — 0.6%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	174,914
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	200,000	148,055
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	200,000	143,327
Amazon.com Inc., Senior Notes	3.100%	5/12/51	1,070,000	795,544
Amazon.com Inc., Senior Notes	3.250%	5/12/61	150,000	108,825
Total Broadline Retail				1,370,665
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	282,398
Hotels, Restaurants & Leisure — 2.0%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	240,000	240,531 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	50,000	51,520 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	150,000	147,483
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	235,084
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	260,000	247,972
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	83,177
McDonald’s Corp., Senior Notes	4.875%	12/9/45	210,000	204,092
McDonald’s Corp., Senior Notes	3.625%	9/1/49	840,000	662,259
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	220,000	218,122 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	187,736 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	320,000	330,346 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	292,000	291,754 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	83,037 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	120,000	123,097 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	199,692
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	565,485
Sands China Ltd., Senior Notes	3.250%	8/8/31	290,000	255,180
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	200,000	$200,000 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	188,100 (a)
Total Hotels, Restaurants & Leisure				4,514,667
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	4.875%	6/1/25	250,000	248,824
TopBuild Corp., Senior Notes	3.625%	3/15/29	110,000	102,671 (a)
Total Household Durables				351,495
Specialty Retail — 0.9%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	280,000	262,230 (a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	41,815
Home Depot Inc., Senior Notes	3.625%	4/15/52	640,000	515,376
Home Depot Inc., Senior Notes	3.500%	9/15/56	150,000	115,547
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	200,000	186,806 (a)
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	280,000	255,171
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	130,000	95,513
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	640,000	542,418
Total Specialty Retail				2,014,876
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry Inc., Senior Notes	7.050%	11/27/25	60,000	61,211
Tapestry Inc., Senior Notes	7.000%	11/27/26	310,000	320,850
Tapestry Inc., Senior Notes	7.850%	11/27/33	60,000	65,083
Total Textiles, Apparel & Luxury Goods				447,144

Total Consumer Discretionary				14,616,269
Consumer Staples — 3.0%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	160,000	166,816
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	460,000	518,693
Coca-Cola Co., Senior Notes	5.200%	1/14/55	430,000	451,502
Total Beverages				1,137,011
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	140,000	141,041 (a)
Albertsons Cos. Inc/Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	80,000	74,820 (a)
Kroger Co., Senior Notes	4.600%	8/15/27	60,000	60,527
Kroger Co., Senior Notes	5.650%	9/15/64	380,000	382,315
Walmart Inc., Senior Notes	2.650%	9/22/51	280,000	192,645
Total Consumer Staples Distribution & Retail				851,348
Food Products — 0.1%
J M Smucker Co., Senior Notes	6.500%	11/15/43	160,000	180,801
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	65,105
Total Food Products				245,906
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	5.200%	3/22/63	60,000	61,669
Tobacco — 2.0%
Altria Group Inc., Senior Notes	4.400%	2/14/26	130,000	129,878
Altria Group Inc., Senior Notes	4.800%	2/14/29	260,000	263,320
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	$93,920
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	610,072
Altria Group Inc., Senior Notes	4.250%	8/9/42	310,000	266,227
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	140,663
Altria Group Inc., Senior Notes	5.950%	2/14/49	780,000	819,017
Altria Group Inc., Senior Notes	6.200%	2/14/59	70,000	74,260
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	102,381
BAT Capital Corp., Senior Notes	6.000%	2/20/34	160,000	171,085
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	47,762
BAT Capital Corp., Senior Notes	7.079%	8/2/43	370,000	424,292
BAT Capital Corp., Senior Notes	7.081%	8/2/53	280,000	325,155
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	300,000	316,982
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	210,000	181,350
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	130,000	135,160
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	130,000	135,056
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	120,000	137,198
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	120,000	101,670
Total Tobacco				4,475,448

Total Consumer Staples				6,771,382
Energy — 13.0%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	150,000	149,841
Halliburton Co., Senior Notes	4.750%	8/1/43	130,000	121,343
Total Energy Equipment & Services				271,184
Oil, Gas & Consumable Fuels — 12.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	170,000	176,084 (a)
Apache Corp., Senior Notes	4.750%	4/15/43	310,000	256,212
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	560,000	543,871 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	260,000	260,656 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	340,000	357,082 (a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	420,000	291,187
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	260,000	255,668
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	120,000	126,532 (b)(c)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	70,000	69,926 (a)
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	50,000	50,973 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	130,000	130,392 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	30,000	30,748 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	70,000	73,224 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	320,286 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	80,000	90,163 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	180,000	186,363
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	70,000	73,244
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	130,000	138,835
Continental Resources Inc., Senior Notes	2.268%	11/15/26	410,000	388,727 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	39,432
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	2.875%	4/1/32	200,000	$169,055 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	213,964
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	460,000	453,308
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	108,665
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	177,412
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	130,000	140,312 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	390,000	394,053
Devon Energy Corp., Senior Notes	5.200%	9/15/34	130,000	129,503
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	147,109
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	194,932
Devon Energy Corp., Senior Notes	5.000%	6/15/45	790,000	705,908
Devon Energy Corp., Senior Notes	5.750%	9/15/54	130,000	126,625
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	490,000	525,469
Diamondback Energy Inc., Senior Notes	5.750%	4/18/54	50,000	50,419
Ecopetrol SA, Senior Notes	4.625%	11/2/31	50,000	42,958
Ecopetrol SA, Senior Notes	8.375%	1/19/36	370,000	378,556
Ecopetrol SA, Senior Notes	5.875%	11/2/51	520,000	378,337
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	1,110,000	1,110,120 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	120,000	122,883 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (8.000% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 4.020%)	8.000%	5/15/54	20,000	21,534 (c)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	710,000	727,822 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	149,405
Energy Transfer LP, Senior Notes	3.750%	5/15/30	200,000	191,102
Energy Transfer LP, Senior Notes	6.400%	12/1/30	150,000	163,508
Energy Transfer LP, Senior Notes	7.375%	2/1/31	150,000	159,700 (a)
Energy Transfer LP, Senior Notes	6.550%	12/1/33	280,000	309,314
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	51,805
Energy Transfer LP, Senior Notes	5.800%	6/15/38	330,000	343,808
Energy Transfer LP, Senior Notes	6.000%	6/15/48	660,000	676,146
Energy Transfer LP, Senior Notes	5.950%	5/15/54	150,000	153,638
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	149,567
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	290,000	294,619
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	380,000	362,373
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	530,000	507,026
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	780,000	558,148
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	250,000	258,443
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	62,808
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.343%	8/16/77	90,000	90,167 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	330,000	316,083 (c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	260,000	262,036
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	9,379
EOG Resources Inc., Senior Notes	4.950%	4/15/50	180,000	173,752
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	100,000	$103,008 (a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	310,000	290,382
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	310,000	280,995
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	262,958 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	200,000	207,182 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	400,000	414,660 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	11/1/28	270,000	269,682 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	116,392
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	200,000	203,232
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	410,000	379,223
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	14,479
MEG Energy Corp., Senior Notes	5.875%	2/1/29	90,000	88,131 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	40,642
MPLX LP, Senior Notes	5.000%	3/1/33	180,000	180,218
MPLX LP, Senior Notes	4.500%	4/15/38	310,000	286,690
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	118,919	117,135 (a)(d)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	100,000	98,081
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	220,065
Occidental Petroleum Corp., Senior Notes	5.550%	10/1/34	110,000	111,754
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	180,000	194,534
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	270,000	290,741
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	40,617
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	39,546
Occidental Petroleum Corp., Senior Notes	6.050%	10/1/54	250,000	254,018
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	49,454
ONEOK Inc., Senior Notes	6.625%	9/1/53	610,000	677,336
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	140,000	139,875 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	90,000	91,518 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	73,411
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	500,000	424,175
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	350,000	350,600
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	96,354
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	110,000	111,599
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	150,000	131,824
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	55,044
Puma International Financing SA, Senior Notes	7.750%	4/25/29	290,000	298,483 (a)
QatarEnergy, Senior Notes	3.300%	7/12/51	200,000	150,259 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	110,000	109,535
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	270,000	238,818 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	520,000	395,232 (a)
Shell International Finance BV, Senior Notes	5.500%	3/25/40	200,000	212,670
Shell International Finance BV, Senior Notes	3.250%	4/6/50	180,000	133,687
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	20,000	19,949
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	60,000	59,859
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	140,000	134,037
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Corp., Senior Notes	4.200%	2/1/33	320,000	$303,200
Targa Resources Corp., Senior Notes	6.500%	3/30/34	110,000	121,619
Targa Resources Corp., Senior Notes	5.500%	2/15/35	140,000	144,239
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	21,546
Targa Resources Corp., Senior Notes	6.500%	2/15/53	880,000	977,501
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	110,000	103,597
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	250,000	272,529
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	540,000	558,677
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	380,000	302,375
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	140,000	138,998
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	128,973
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	440,000	423,913
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	590,000	624,153
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	800,000	727,162
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	140,000	127,079
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	590,000	673,111
Total Oil, Gas & Consumable Fuels				29,528,132

Total Energy				29,799,316
Financials — 26.8%
Banks — 13.8%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	207,096 (a)(c)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	200,000	207,994
Banco Santander SA, Junior Subordinated Notes (8.000% to 8/1/34 then 5 year Treasury Constant Maturity Rate + 3.911%)	8.000%	2/1/34	400,000	425,442 (b)(c)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	471,257 (b)(c)
Banco Santander SA, Senior Notes	6.607%	11/7/28	600,000	651,258
Banco Santander SA, Senior Notes	5.439%	7/15/31	400,000	418,486
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	200,000	204,763 (c)
Bank of America Corp., Senior Notes	3.500%	4/19/26	430,000	425,962
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	880,000	858,518 (c)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	120,000	103,931 (c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	420,000	290,596 (c)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	520,000	422,693 (c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,050,000	1,030,814 (c)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	210,000	194,058 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	2,260,000	2,249,865 (c)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	52,599 (c)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	460,000	388,298 (c)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	360,000	369,177 (c)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	350,000	$369,610 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	300,000	322,157 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	336,084 (c)
BBVA Bancomer SA, Senior Notes	5.250%	9/10/29	290,000	294,365 (a)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,040,000	1,118,357 (a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	196,197 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	510,000	521,004 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	670,000	723,605 (a)(c)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	300,000	314,299 (a)(c)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	250,000	191,986 (a)(c)
Citibank NA, Senior Notes	5.570%	4/30/34	400,000	426,897
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	278,773
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	179,358
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	30,161 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	480,000	449,872 (c)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	450,000	446,438
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	93,891
Citizens Financial Group Inc., Subordinated Notes	4.023%	10/1/24	200,000	200,000
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	220,000	226,846 (c)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	250,000	196,443 (a)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	500,000	497,485
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	250,000	245,493 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	251,765 (a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	200,000	205,975 (a)(b)(c)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	250,000	255,813 (a)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	270,000	279,362 (a)
Credit Agricole SA, Senior Notes	5.365%	3/11/34	250,000	261,202 (a)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	290,000	297,353 (a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.950% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.191%)	6.950%	3/11/34	230,000	237,479 (b)(c)
HSBC Holdings PLC, Senior Notes (2.999% to 3/10/25 then SOFR + 1.430%)	2.999%	3/10/26	300,000	297,249 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	220,000	226,208 (c)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	226,063 (c)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	375,989
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	350,000	398,872 (a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	1,000,000	808,904 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	280,000	335,976 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	500,000	$401,756 (a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	252,185 (b)(c)
JPMorgan Chase & Co., Senior Notes	3.200%	6/15/26	550,000	542,197
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	690,000	607,178 (c)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then SOFR + 1.460%)	3.157%	4/22/42	360,000	289,035 (c)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	540,000	416,626 (c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	430,000	390,198 (c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	180,000	180,095 (c)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	220,000	229,533 (c)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	240,000	258,724 (c)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	100,132 (c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	200,000	217,535
Lloyds Banking Group PLC, Senior Notes (3.511% to 3/18/25 then 1 year Treasury Constant Maturity Rate + 1.600%)	3.511%	3/18/26	310,000	307,871 (c)
Macquarie Bank Ltd., Senior Notes	5.272%	7/2/27	260,000	268,344 (a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	199,015 (c)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	320,000	317,949 (a)(b)(c)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	360,000	366,477 (b)(c)
PNC Financial Services Group Inc., Senior Notes (5.401% to 7/23/34 then SOFR + 1.599%)	5.401%	7/23/35	140,000	146,048 (c)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	62,422
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	570,000	612,928 (c)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	230,000	228,577
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	180,000	184,764 (c)
US Bancorp, Senior Notes (5.100% to 7/23/29 then SOFR + 1.250%)	5.100%	7/23/30	170,000	175,033 (c)
Wells Fargo & Co., Junior Subordinated Notes (6.850% to 9/15/29 then 5 year Treasury Constant Maturity Rate + 2.767%)	6.850%	9/15/29	70,000	73,234 (b)(c)
Wells Fargo & Co., Senior Notes	3.000%	4/22/26	700,000	688,000
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	380,000	299,949 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	940,000	869,655 (c)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	51,884 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	590,000	619,259 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,813 (c)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	33,536 (c)
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	940,000	882,370
Wells Fargo Bank NA, Senior Notes	5.254%	12/11/26	320,000	328,105
Total Banks				31,711,765
Capital Markets — 7.1%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	240,000	250,168
BlackRock Funding Inc., Senior Notes	5.000%	3/14/34	70,000	72,995
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	60,000	$62,222
BlackRock Funding Inc., Senior Notes	5.350%	1/8/55	140,000	147,490
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	304,484 (b)(c)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	680,000	680,560 (b)(c)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	390,000	401,480
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	100,000	107,125 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	800,000	834,660 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	260,000	220,410
Daimler Truck Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	197,066 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.125%	9/25/27	190,000	194,334 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	196,664 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	150,000	154,979 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.125% to 11/10/34 then 10 year Treasury Constant Maturity Rate + 2.400%)	6.125%	11/10/34	140,000	140,957 (b)(c)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	130,000	140,067 (b)(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	130,000	147,852
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	126,988
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	490,000	470,167 (c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,390,000	1,221,597 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	370,000	367,921 (c)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	770,000	797,934 (c)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	320,000	343,973 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	210,000	210,063
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	90,000	91,268
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	50,000	51,438
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	470,000	356,560 (a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	270,000	258,446 (c)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	180,000	145,252 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	440,000	457,080 (c)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	190,000	197,482 (c)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	150,000	161,181 (c)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	610,000	678,577 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	460,000	385,049 (c)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	140,000	147,046 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	510,000	534,825 (c)
Morgan Stanley Bank NA, Senior Notes (5.504% to 5/26/27 then SOFR + 0.865%)	5.504%	5/26/28	250,000	257,921 (c)
Nuveen LLC, Senior Notes	5.550%	1/15/30	100,000	104,748 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	487,377 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	77,393
S&P Global Inc., Senior Notes	3.250%	12/1/49	130,000	98,894
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	250,000	$259,622 (b)(c)
State Street Corp., Junior Subordinated Notes (6.700% to 9/15/29 then 5 year Treasury Constant Maturity Rate + 2.628%)	6.700%	9/15/29	240,000	249,073 (b)(c)
State Street Corp., Senior Notes (4.530% to 2/20/28 then SOFR + 1.018%)	4.530%	2/20/29	140,000	141,449 (c)
UBS AG, Senior Notes	1.250%	6/1/26	230,000	219,301
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	320,000	342,945 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	265,944 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	531,825 (a)(b)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	270,000	234,097 (a)(c)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	620,000	645,426 (a)(c)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	520,000	547,147 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	390,000	493,113 (a)(c)
Total Capital Markets				16,212,635
Consumer Finance — 0.3%
American Express Co., Senior Notes (5.043% to 7/26/27 then SOFR + 0.930%)	5.043%	7/26/28	180,000	183,944 (c)
American Express Co., Senior Notes (5.532% to 4/25/29 then SOFR + 1.090%)	5.532%	4/25/30	150,000	157,263 (c)
American Express Co., Subordinated Notes (5.915% to 4/25/34 then SOFR + 1.630%)	5.915%	4/25/35	290,000	309,460 (c)
Total Consumer Finance				650,667
Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	390,000	374,659
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	240,000	226,788
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	150,000	132,774
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	240,000	200,822
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	280,000	290,399 (c)
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	130,000	138,720
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	475,162
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	410,000	350,736
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	280,000	257,719
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.565%	12/21/65	120,000	95,136 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.815%	12/21/65	290,000	232,886 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	434,760 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	110,000	112,456
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	230,000	247,457
Mastercard Inc., Senior Notes	2.950%	3/15/51	330,000	235,305
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	60,000	44,618
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	260,000	259,562
PayPal Holdings Inc., Senior Notes	5.500%	6/1/54	80,000	84,283
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	100,000	101,122
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	350,000	336,290 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	50,000	$44,707 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	250,000	233,086
Total Financial Services				4,909,447
Insurance — 3.1%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	270,000	269,633 (a)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	400,000	413,505 (a)(c)
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	436,097 (a)(c)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	135,387 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	170,000	108,116 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	450,000	472,664
Aon North America Inc., Senior Notes	5.750%	3/1/54	540,000	572,509
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	460,000	490,808
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	95,703
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	210,000	223,652 (a)
Global Atlantic Fin Co., Senior Notes (7.950% to 10/15/29 then 5 year Treasury Constant Maturity Rate + 3.608%)	7.950%	10/15/54	230,000	240,656 (a)(c)
Markel Group Inc., Senior Notes	6.000%	5/16/54	130,000	138,406
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	87,570
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	87,650
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	280,000	249,737 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (5.800% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.033%)	5.800%	9/11/54	360,000	370,254 (a)(c)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	223,085
MetLife Inc., Senior Notes	5.000%	7/15/52	80,000	79,280
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	70,322 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	400,000	320,900 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	112,810 (a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	441,720 (a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	450,000	362,777 (a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	150,000	144,740
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	160,000	159,646 (a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	290,792 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	590,000	432,050 (a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	113,154
Total Insurance				7,143,623
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	350,000	313,596 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	120,000	132,277 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	210,000	150,149 (a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	150,000	149,275 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				745,297

Total Financials				61,373,434
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 10.2%
Biotechnology — 1.9%
AbbVie Inc., Senior Notes	5.050%	3/15/34	110,000	$114,939
AbbVie Inc., Senior Notes	4.050%	11/21/39	870,000	804,074
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	147,791
AbbVie Inc., Senior Notes	4.250%	11/21/49	770,000	690,224
AbbVie Inc., Senior Notes	5.400%	3/15/54	360,000	382,026
AbbVie Inc., Senior Notes	5.500%	3/15/64	320,000	341,964
Amgen Inc., Senior Notes	5.150%	3/2/28	280,000	288,402
Amgen Inc., Senior Notes	5.250%	3/2/30	260,000	271,361
Amgen Inc., Senior Notes	5.600%	3/2/43	380,000	399,451
Amgen Inc., Senior Notes	5.650%	3/2/53	370,000	389,493
Amgen Inc., Senior Notes	5.750%	3/2/63	310,000	327,474
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	150,000	161,185
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	47,882
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	40,000	42,977
Total Biotechnology				4,409,243
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	20,000	20,529
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	280,000	260,452
GE HealthCare Technologies Inc., Senior Notes	6.377%	11/22/52	160,000	187,302
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	150,000	154,737 (a)
Roche Holdings Inc., Senior Notes	5.218%	3/8/54	200,000	210,313 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	130,000	134,067 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	510,000	528,344 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	260,000	269,521 (a)
Solventum Corp., Senior Notes	6.000%	5/15/64	100,000	103,343 (a)
Total Health Care Equipment & Supplies				1,868,608
Health Care Providers & Services — 5.3%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	89,056
Aetna Inc., Senior Notes	3.875%	8/15/47	80,000	62,519
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	260,000	267,521
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	180,000	188,379
Cardinal Health Inc., Senior Notes	4.900%	9/15/45	70,000	65,612
Cencora Inc., Senior Notes	5.125%	2/15/34	190,000	195,739
Centene Corp., Senior Notes	3.375%	2/15/30	560,000	516,472
Cigna Group, Senior Notes	4.375%	10/15/28	260,000	261,075
Cigna Group, Senior Notes	4.800%	8/15/38	400,000	389,917
Cigna Group, Senior Notes	4.900%	12/15/48	570,000	537,180
Cigna Group, Senior Notes	5.600%	2/15/54	190,000	196,342
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	94,254
CommonSpirit Health, Secured Notes	4.350%	11/1/42	260,000	232,666
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	150,000	154,646
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	110,000	113,718
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	120,000	124,431
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	141,610 (a)
CVS Health Corp., Senior Notes	1.300%	8/21/27	690,000	634,073
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	5.250%	1/30/31	70,000	$72,110
CVS Health Corp., Senior Notes	5.700%	6/1/34	110,000	114,799
CVS Health Corp., Senior Notes	4.780%	3/25/38	870,000	821,253
CVS Health Corp., Senior Notes	2.700%	8/21/40	460,000	326,841
CVS Health Corp., Senior Notes	5.050%	3/25/48	210,000	191,812
Elevance Health Inc., Senior Notes	5.500%	10/15/32	230,000	244,524
Elevance Health Inc., Senior Notes	6.100%	10/15/52	530,000	589,302
HCA Inc., Senior Notes	5.200%	6/1/28	370,000	379,807
HCA Inc., Senior Notes	5.500%	6/1/33	100,000	103,878
HCA Inc., Senior Notes	5.600%	4/1/34	130,000	135,515
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	98,695
HCA Inc., Senior Notes	5.900%	6/1/53	190,000	198,339
HCA Inc., Senior Notes	6.000%	4/1/54	60,000	63,441
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	382,376
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	30,729
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	354,929
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	220,000	217,538
Northwell Healthcare Inc., Secured Notes	4.260%	11/1/47	260,000	224,371
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	290,000	293,827
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	770,000	818,203
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	120,000	125,290
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	550,000	509,911
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	60,000	63,535
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	870,000	964,036
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	120,000	124,840
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	40,000	42,944
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	420,000	475,940
Total Health Care Providers & Services				12,233,995
Pharmaceuticals — 2.2%
AstraZeneca PLC, Senior Notes	3.000%	5/28/51	60,000	43,806
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	84,818
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	540,000	344,352
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	230,000	266,618
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	230,000	243,838
Bristol-Myers Squibb Co., Senior Notes	6.400%	11/15/63	250,000	294,280
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	130,000	137,876
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	80,000	81,814
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	60,000	60,965
Eli Lilly & Co., Senior Notes	4.875%	2/27/53	80,000	80,151
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	172,966
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	210,000	215,358
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	130,000	130,162
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	440,000	449,886
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	70,000	72,311
Johnson & Johnson, Senior Notes	2.450%	9/1/60	200,000	125,504
Pfizer Inc., Senior Notes	4.125%	12/15/46	310,000	274,992
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.650%	5/19/30	140,000	$143,494
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	360,000	367,073
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	300,000	305,653
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	280,000	289,929
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	310,000	318,714
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	300,000	296,148
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	100,000	74,417
Wyeth LLC, Senior Notes	5.950%	4/1/37	50,000	55,410
Total Pharmaceuticals				4,930,535

Total Health Care				23,442,381
Industrials — 6.6%
Aerospace & Defense — 3.1%
Boeing Co., Senior Notes	2.196%	2/4/26	1,290,000	1,242,740
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	126,924
Boeing Co., Senior Notes	3.750%	2/1/50	140,000	98,499
Boeing Co., Senior Notes	6.858%	5/1/54	10,000	10,983 (a)
Boeing Co., Senior Notes	7.008%	5/1/64	50,000	55,128 (a)
General Dynamics Corp., Senior Notes	3.625%	4/1/30	180,000	176,007
General Dynamics Corp., Senior Notes	4.250%	4/1/40	180,000	168,602
HEICO Corp., Senior Notes	5.250%	8/1/28	330,000	340,837
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	90,000	91,925
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	400,000	410,627
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	130,000	130,603
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	260,000	271,701
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	100,346
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	30,000	31,624
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	80,000	70,879
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	710,000	728,262
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	49,971
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	96,193
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	300,000	265,332
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	420,000	435,383
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	470,000	480,467
RTX Corp., Senior Notes	6.100%	3/15/34	390,000	430,705
RTX Corp., Senior Notes	4.500%	6/1/42	460,000	428,178
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	120,316
RTX Corp., Senior Notes	3.125%	7/1/50	120,000	86,032
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	20,984
RTX Corp., Senior Notes	5.375%	2/27/53	280,000	287,985
RTX Corp., Senior Notes	6.400%	3/15/54	240,000	283,573
Total Aerospace & Defense				7,040,806
Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	116,000	126,684
Carrier Global Corp., Senior Notes	6.200%	3/15/54	70,000	80,930
Total Building Products				207,614
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 0.3%
California Institute of Technology, Senior Notes	4.700%	11/1/ 2111	370,000	$342,390
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	230,000	235,911 (a)
Republic Services Inc., Senior Notes	3.950%	5/15/28	50,000	49,752
Total Commercial Services & Supplies				628,053
Construction & Engineering — 0.4%
Cellnex Finance Co. SA, Senior Notes	2.000%	9/15/32	400,000 EUR	399,065 (e)
Vinci SA, Senior Notes	3.750%	4/10/29	510,000	496,487 (a)
Total Construction & Engineering				895,552
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	4.150%	11/2/42	210,000	192,380
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	550,000	558,719
Total Electrical Equipment				751,099
Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	260,000	264,245
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	180,000	128,693
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	140,000	150,282
Norfolk Southern Corp., Senior Notes	4.550%	6/1/53	370,000	336,461
Norfolk Southern Corp., Senior Notes	3.155%	5/15/55	80,000	55,513
Norfolk Southern Corp., Senior Notes	5.950%	3/15/64	110,000	121,999
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	80,000	80,913 (a)
Union Pacific Corp., Senior Notes	2.973%	9/16/62	410,000	265,194
Union Pacific Corp., Senior Notes	3.799%	4/6/71	330,000	254,417
Total Ground Transportation				1,657,717
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	2/15/33	200,000	209,139
Honeywell International Inc., Senior Notes	5.250%	3/1/54	160,000	167,000
Total Industrial Conglomerates				376,139
Machinery — 0.2%
Esab Corp., Senior Notes	6.250%	4/15/29	80,000	82,265 (a)
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	100,000	104,271
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	300,000	321,536
Total Machinery				508,072
Passenger Airlines — 1.0%
Air Canada Pass-Through Trust	4.125%	5/15/25	14,976	14,867 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	148,629 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	81,667	81,501 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	70,000	69,942 (a)
British Airways Pass-Through Trust	3.350%	6/15/29	15,954	14,966 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	460,000	473,605
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	47,305
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	81,250	80,769 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	209,813 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	418,000	423,511 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	270,000	265,879 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
United Airlines Inc. Pass-Through Trust	3.100%	10/7/28	93,302	$85,095
United Airlines Pass-Through Trust	5.800%	1/15/36	215,084	226,576
US Airways Pass-Through Trust	4.625%	6/3/25	62,015	61,785
US Airways Pass-Through Trust	3.950%	11/15/25	45,286	44,729
Total Passenger Airlines				2,248,972
Professional Services — 0.2%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	440,000	444,200 (a)
Trading Companies & Distributors — 0.2%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	270,000	267,888 (b)(c)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	154,305 (a)
Total Trading Companies & Distributors				422,193

Total Industrials				15,180,417
Information Technology — 3.7%
Electronic Equipment, Instruments & Components — 0.0%††
Jabil Inc., Senior Notes	5.450%	2/1/29	50,000	51,498
IT Services — 0.0%††
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	87,925
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	380,000	398,088
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	269,928
Broadcom Inc., Senior Notes	4.300%	11/15/32	380,000	373,377
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	207,145 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	200,000	208,171 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	200,000	209,533 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	200,000	210,881 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	180,000	125,326
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	36,836
Intel Corp., Senior Notes	4.900%	8/5/52	440,000	386,266
Intel Corp., Senior Notes	5.700%	2/10/53	70,000	69,010
Intel Corp., Senior Notes	3.200%	8/12/61	200,000	122,683
KLA Corp., Senior Notes	4.650%	7/15/32	40,000	40,949
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	208,822
Lam Research corp., Senior Notes	1.900%	6/15/30	130,000	115,005
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	34,559
Micron Technology Inc., Senior Notes	6.750%	11/1/29	120,000	131,885
Micron Technology Inc., Senior Notes	3.366%	11/1/41	180,000	139,730
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	250,000	230,378
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	130,000	125,440
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	310,000	287,833
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	80,000	71,368
Texas Instruments Inc., Senior Notes	5.150%	2/8/54	70,000	72,005
Texas Instruments Inc., Senior Notes	5.050%	5/18/63	70,000	70,301
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	177,187
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	300,000	$245,872
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	157,538
Total Semiconductors & Semiconductor Equipment				4,726,116
Software — 1.3%
Cadence Design Systems Inc., Senior Notes	4.300%	9/10/29	230,000	230,970
Fortinet Inc., Senior Notes	1.000%	3/15/26	130,000	123,997
Intuit Inc., Senior Notes	5.200%	9/15/33	70,000	73,866
Intuit Inc., Senior Notes	5.500%	9/15/53	150,000	161,342
Oracle Corp., Senior Notes	4.700%	9/27/34	140,000	139,689
Oracle Corp., Senior Notes	4.000%	7/15/46	710,000	589,374
Oracle Corp., Senior Notes	5.550%	2/6/53	1,390,000	1,423,665
Oracle Corp., Senior Notes	5.375%	9/27/54	110,000	110,014
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	102,346
Total Software				2,955,263
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	2.650%	5/11/50	680,000	469,897
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	161,989
Total Technology Hardware, Storage & Peripherals				631,886

Total Information Technology				8,452,688
Materials — 2.2%
Chemicals — 0.4%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	179,934 (a)
OCP SA, Senior Notes	6.750%	5/2/34	200,000	215,072 (a)
OCP SA, Senior Notes	7.500%	5/2/54	200,000	218,034 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	200,000	211,716 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	200,000	141,487 (a)
Total Chemicals				966,243
Construction Materials — 0.2%
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	360,000	370,636 (a)
Containers & Packaging — 0.2%
Ball Corp., Senior Notes	3.125%	9/15/31	50,000	44,454
Smurfit Kappa Treasury ULC, Senior Notes	5.200%	1/15/30	210,000	217,180 (a)
Smurfit Kappa Treasury ULC, Senior Notes	5.777%	4/3/54	200,000	214,823 (a)
Total Containers & Packaging				476,457
Metals & Mining — 1.4%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	510,000	502,306 (a)
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	209,592 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	150,000	164,767
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	370,000	393,586
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	80,000	85,451
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	50,273
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	99,341
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	80,000	83,053
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	270,000	271,420
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	200,000	200,288 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	500,000	$486,849 (a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	80,000	56,567 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	350,000	346,498 (a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	379,665
Total Metals & Mining				3,329,656

Total Materials				5,142,992
Real Estate — 0.8%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	6.125%	4/1/54	130,000	136,373
Health Care REITs — 0.1%
Welltower OP LLC, Senior Notes	3.850%	6/15/32	130,000	123,784
Industrial REITs — 0.2%
Prologis Euro Finance LLC, Senior Notes	4.000%	5/5/34	190,000 EUR	216,703
Prologis LP, Senior Notes	1.250%	10/15/30	220,000	185,713
Prologis LP, Senior Notes	5.250%	3/15/54	50,000	50,834
Total Industrial REITs				453,250
Office REITs — 0.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	260,000	215,275
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	310,000	207,195
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	170,000	174,325
Boston Properties LP, Senior Notes	5.750%	1/15/35	190,000	193,863
Total Office REITs				790,658
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	30,000	28,675
Retail REITs — 0.1%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	330,000	281,500

Total Real Estate				1,814,240
Utilities — 8.2%
Electric Utilities — 7.6%
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	130,000	117,468
Alabama Power Co., Senior Notes	5.850%	11/15/33	200,000	218,176
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	180,000	183,693
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.250%	2/1/49	110,000	96,914
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	172,976 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	199,450 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	300,000	225,049 (a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	280,000	287,608
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	200,000	203,480
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	60,000	65,981
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	127,326
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	200,000	148,987
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	70,000	72,199
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	208,464
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	80,000	83,363
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	175,172
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	$154,544
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	161,109
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	260,000	268,041
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	130,000	136,057
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	140,000	146,107
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	280,000	290,172
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	110,000	107,755 (b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	700,000	694,815 (b)(c)
Edison International, Junior Subordinated Notes (8.125% to 6/15/28 then 5 year Treasury Constant Maturity Rate + 3.864%)	8.125%	6/15/53	110,000	115,776 (c)
Edison International, Senior Notes	4.950%	4/15/25	150,000	149,910
Enel Finance International NV, Senior Notes	6.800%	10/14/25	520,000	532,699 (a)
Enel Finance International NV, Senior Notes	7.750%	10/14/52	200,000	255,698 (a)
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	153,420
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	53,590
Entergy Texas Inc., First Mortgage Bonds	5.550%	9/15/54	30,000	31,123
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	200,000	215,898
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	276,215
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	230,000	210,967
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	50,000	50,458 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	130,000	133,240 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	120,000	121,100 (a)
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	150,000	152,386 (a)
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	200,000	209,277
Georgia Power Co., Senior Notes	5.004%	2/23/27	370,000	378,217
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	146,833
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	160,000	170,566 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	100,000	106,640
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	130,000	132,029
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	90,000	93,163
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	200,000	146,782
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	93,175
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	80,000	85,803 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	110,282 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	310,000	290,547 (a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	110,000	120,531
Ohio Edison Co., Senior Notes	5.500%	1/15/33	360,000	374,625 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	280,000	302,062
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	380,000	348,621
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	290,000	308,914 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	340,000	318,703
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	260,000	227,888
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	227,457
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	137,446
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	$345,800
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	251,021
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	600,000	687,595
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	140,000	145,165
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	280,000	291,130
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	470,000	493,549
Pampa Energia SA, Senior Notes	7.950%	9/10/31	140,000	142,345 (a)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	381,039
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	161,935
RWE Finance US LLC, Senior Notes	5.875%	4/16/34	350,000	366,063 (a)
RWE Finance US LLC, Senior Notes	6.250%	4/16/54	360,000	377,831 (a)
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	180,000	197,383
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	116,267
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	380,000	354,928
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	510,000	538,918
Southern California Edison Co., First Mortgage Bonds	5.750%	4/15/54	140,000	149,902
Southern Co., Senior Notes	4.850%	3/15/35	220,000	221,884
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	90,000	92,427
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	310,000	252,207
Virginia Electric and Power Co., Senior Notes	5.550%	8/15/54	160,000	168,346
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	150,000	160,418 (a)
Wisconsin Electric Power Co., Senior Notes	5.050%	10/1/54	110,000	109,385
Total Electric Utilities				17,332,485
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	180,000	175,873 (a)
Multi-Utilities — 0.5%
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	40,000	41,622
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	460,000	436,130
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	151,766
Engie SA, Senior Notes	5.250%	4/10/29	200,000	207,049 (a)
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	90,000	93,129
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	59,011
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	63,473
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	150,000	129,859
Total Multi-Utilities				1,182,039

Total Utilities				18,690,397
Total Corporate Bonds & Notes (Cost — $190,264,121)				203,102,265
Sovereign Bonds — 3.7%
Benin — 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	200,000	198,798 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	176,960 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — 0.2%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	270,000	$275,816
Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	200,000	207,423
Total Brazil				483,239
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	400,000	313,264
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	510,000	377,488
Indonesia — 0.3%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	196,541
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	480,000	396,803
Total Indonesia				593,344
Israel — 0.6%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	189,195
Israel Government International Bond, Senior Notes	5.500%	3/12/34	310,000	312,268
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	146,886
Israel Government International Bond, Senior Notes	5.750%	3/12/54	810,000	772,598
Total Israel				1,420,947
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	220,000	226,174 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	206,088 (a)
Total Ivory Coast				432,262
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	200,000	197,743 (a)
Mexico — 1.1%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	200,000	170,655
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	408,356
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	163,689
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	874,757
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	200,000	163,586
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	157,833
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	560,000	561,468
Total Mexico				2,500,344
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	360,000	327,391 (a)
Panama — 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	660,000	511,962
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	187,064 (a)
Poland — 0.3%
Bank Gospodarstwa Krajowego, Senior Notes	5.750%	7/9/34	310,000	325,571 (a)
Bank Gospodarstwa Krajowego, Senior Notes	6.250%	7/9/54	340,000	367,372 (a)
Total Poland				692,943

Total Sovereign Bonds (Cost — $8,111,379)				8,413,749
Asset-Backed Securities — 2.1%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	7.336%	4/17/35	230,000	230,499 (a)(c)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Apidos CLO, 2013-12A BRR (3 mo. Term SOFR + 1.450%)	6.751%	4/15/31	430,000	$430,574 (a)(c)
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	7.144%	4/20/31	250,000	250,310 (a)(c)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	7.013%	4/15/29	250,000	250,284 (a)(c)
Carlyle Global Market Strategies CLO Ltd., 2015-5A A2R3 (3 mo. Term SOFR + 1.650%)	6.932%	1/20/32	160,000	160,269 (a)(c)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	41,084
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.044%	4/20/30	250,000	250,507 (a)(c)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	6.721%	11/22/31	250,000	250,390 (a)(c)
Goodgreen, 2023-1A A	5.900%	1/17/61	217,467	219,924 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	6.982%	1/20/31	220,000	220,365 (a)(c)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	67,103	69,830 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	131,906	123,238 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	51,726	47,523 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	197,890	181,498 (a)
MVW LLC, 2021-1WA C	1.940%	1/22/41	27,575	26,176 (a)
Neuberger Berman CLO Ltd., 2018-30A BR (3 mo. Term SOFR + 1.662%)	6.944%	1/20/31	310,000	310,340 (a)(c)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	7.055%	7/30/31	250,000	250,350 (a)(c)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	6.192%	1/15/28	160,000	160,593 (a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.642%	1/15/28	100,000	100,324 (a)(c)
Regatta Funding Ltd., 2018-4A A2R (3 mo. Term SOFR + 1.550%)	6.835%	10/25/31	150,000	150,264 (a)(c)
Renew, 2023-1A A	5.900%	11/20/58	393,335	403,325 (a)
Renew, 2024-1A A	6.208%	11/20/59	361,770	376,854 (a)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	106,246 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	46,903	41,464 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	6.944%	7/20/32	270,000	269,307 (a)(c)

Total Asset-Backed Securities (Cost — $4,841,447)				4,921,538
Municipal Bonds — 1.4%
California — 0.9%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series F-1	6.263%	4/1/49	500,000	570,171
California State, GO, Build America Bonds	7.300%	10/1/39	1,150,000	1,386,073
University of California General Revenue, Taxable, Series AD	4.858%	5/15/ 2112	165,000	154,689
Total California				2,110,933
Florida — 0.0%††
Miami-Dade County, FL, Seaport Revenue, Taxable, Series 2023, Refunding	6.224%	11/1/55	20,000	21,639
Illinois — 0.2%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Taxable Series B, Refunding	6.200%	12/1/40	200,000	214,479
State of Illinois, GO, Taxable, Pension Funding Series 2003	5.100%	6/1/33	141,176	143,484
Total Illinois				357,963
Michigan — 0.1%
University of Michigan General Revenue, Taxable, Series AD	4.454%	4/1/2122	110,000	97,014
Minnesota — 0.0%††
University of Minnesota, GO, Taxable, Series 2022	4.048%	4/1/52	100,000	89,326
New Jersey — 0.1%
New Jersey State Turnpike Authority Revenue, Taxable, Series A, Refunding	7.102%	1/1/41	250,000	297,201
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Taxable Series B, Refunding	8.084%	2/15/50	100,000	$136,566
Meldahl Hydroelectric Project, Taxable Series E, Refunding	6.270%	2/15/50	140,000	154,666
Total Ohio				291,232

Total Municipal Bonds (Cost — $3,153,905)				3,265,308
Collateralized Mortgage Obligations(f) — 1.0%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	80,182	81,424 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	80,182	81,514 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	40,000	42,567 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.780%	10/25/43	313,091	314,155 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.780%	10/25/43	470,000	479,542 (a)(c)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	130,000	137,576 (a)(c)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.429%	3/15/41	110,000	110,005 (a)(c)
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	100,000	99,231 (a)(c)
MIC Trust, 2023-MIC A	8.732%	12/5/38	430,000	474,754 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	82,678	84,475 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	385,020	391,854 (a)

Total Collateralized Mortgage Obligations (Cost — $2,247,987)				2,297,097
Senior Loans — 0.8%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.595%	2/6/31	149,250	149,472 (c)(g)(h)

Financials — 0.3%
Insurance — 0.3%
Truist Insurance Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.854%	5/6/31	760,000	760,080 (c)(g)(h)

Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	6.695%	9/7/27	174,419	174,770 (c)(g)(h)

Utilities — 0.3%
Electric Utilities — 0.2%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 2.000%)	7.264%	4/16/31	427,850	429,080 (c)(g)(h)
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.595%	4/30/31	288,550	289,740 (c)(g)(h)

Total Utilities				718,820
Total Senior Loans (Cost — $1,796,798)				1,803,142
U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Bonds	4.125%	8/15/44	60,000	59,540
U.S. Treasury Bonds	4.625%	5/15/54	320,000	347,175
U.S. Treasury Notes	3.875%	8/15/34	290,000	292,062

Total U.S. Government & Agency Obligations (Cost — $703,274)				698,777
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage-Backed Securities — 0.2%
FHLMC — 0.2%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost — $568,031)	4.500%	4/1/53	573,399	$564,595
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		4,250	104,210 (c)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		2,136	48,380 (c)

Total Preferred Stocks (Cost — $151,289)				152,590
Total Investments before Short-Term Investments (Cost — $211,838,231)				225,219,061
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $133,324)	4.886%		133,324	133,324 (i)(j)
Total Investments — 98.4% (Cost — $211,971,555)				225,352,385
Other Assets in Excess of Liabilities — 1.6%				3,758,114
Total Net Assets — 100.0%				$229,110,499

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2024, the total market value of investments in Affiliated Companies was $133,324 and the cost was $133,324 (Note 2).

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

 Western Asset Long Credit VIT
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	181	12/24	$37,564,594	$37,691,836	$127,242
U.S. Treasury 5-Year Notes	208	12/24	22,828,044	22,855,624	27,580
U.S. Treasury Long-Term Bonds	211	12/24	26,313,470	26,203,562	(109,908)
U.S. Treasury Ultra Long-Term Bonds	1	12/24	133,095	133,094	(1)
					44,913
Contracts to Sell:
Euro-Bund	5	12/24	740,572	750,931	(10,359)
U.S. Treasury 10-Year Notes	36	12/24	4,114,810	4,114,125	685
U.S. Treasury Ultra 10-Year Notes	73	12/24	8,648,838	8,635,672	13,166
					3,492
Net unrealized appreciation on open futures contracts					$48,405
At September 30, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,045,476	USD	375,448	Goldman Sachs Group Inc.	10/2/24	$(68)
BRL	2,045,476	USD	370,999	Goldman Sachs Group Inc.	10/2/24	4,381
USD	373,330	BRL	2,045,476	Goldman Sachs Group Inc.	10/2/24	(2,049)
USD	375,448	BRL	2,045,476	Goldman Sachs Group Inc.	10/2/24	68
USD	976,522	EUR	897,696	Bank of America N.A.	10/18/24	(23,525)
JPY	71,037,839	USD	448,659	Citibank N.A.	10/18/24	46,908
BRL	2,045,476	USD	371,998	Goldman Sachs Group Inc.	11/4/24	1,931
Net unrealized appreciation on open forward foreign currency contracts						$27,646

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Western Asset Long Credit VIT 2024 Quarterly Report

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$203,102,265	—	$203,102,265
Sovereign Bonds	—	8,413,749	—	8,413,749
Asset-Backed Securities	—	4,921,538	—	4,921,538
Municipal Bonds	—	3,265,308	—	3,265,308
Collateralized Mortgage Obligations	—	2,297,097	—	2,297,097
Senior Loans	—	1,803,142	—	1,803,142
U.S. Government & Agency Obligations	—	698,777	—	698,777
Mortgage-Backed Securities	—	564,595	—	564,595
Preferred Stocks	$152,590	—	—	152,590
Total Long-Term Investments	152,590	225,066,471	—	225,219,061
Short-Term Investments†	133,324	—	—	133,324
Total Investments	$285,914	$225,066,471	—	$225,352,385
Other Financial Instruments:
Futures Contracts††	$168,673	—	—	$168,673
Forward Foreign Currency Contracts††	—	$53,288	—	53,288
Total Other Financial Instruments	$168,673	$53,288	—	$221,961
Total	$454,587	$225,119,759	—	$225,574,346
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$120,268	—	—	$120,268
Forward Foreign Currency Contracts††	—	$25,642	—	25,642
Total	$120,268	$25,642	—	$145,910

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was

Western Asset Long Credit VIT 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,411,484	$29,645,749	29,645,749	$39,923,909	39,923,909

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$64,019	—	$133,324

Western Asset Long Credit VIT 2024 Quarterly Report